UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust
                BlackRock Florida Municipal Bond Fund
                BlackRock New Jersey Municipal Bond Fund
                BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (In Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.7%    $   750  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.50% due 12/01/2029       $    781
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 80.5%     1,095  Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                           (Adventist Health Systems-Sunbelt), 7% due 10/01/2014 (k)                                          1,317
                  -----------------------------------------------------------------------------------------------------------------
                    1,210  Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds,
                           6% due 5/01/2035                                                                                   1,297
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90% due
                           10/01/2039 (f)(g)                                                                                  1,061
                  -----------------------------------------------------------------------------------------------------------------
                      545  Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019                     564
                  -----------------------------------------------------------------------------------------------------------------
                      900  Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital),
                           6.25% due 8/15/2023                                                                                  956
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital),
                           6.375% due 8/15/2032                                                                               1,589
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Collier County, Florida, School Board, COP, 5% due 2/15/2027 (h)                                   1,035
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Cypress Lakes, Florida, Community Development District, Special Assessment Bonds, Series A,
                           6% due 5/01/2034                                                                                     981
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                           Revenue Bonds, Series A, 6.375% due 5/01/2035                                                      1,513
                  -----------------------------------------------------------------------------------------------------------------
                      935  Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028 (e)(i)             974
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 5.15%
                           due 7/01/2038 (f)(g)                                                                                 998
                  -----------------------------------------------------------------------------------------------------------------
                      455  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                           Series 4, 6.25% due 7/01/2022 (h)                                                                    473
                  -----------------------------------------------------------------------------------------------------------------
                    1,382  Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 8.725%
                           due 7/01/2017 (d)(p)                                                                               1,604
                  -----------------------------------------------------------------------------------------------------------------
                      960  Harbor Bay, Florida, Community Development District, Capital Improvement Special Assessment
                           Revenue Bonds, Series A, 7% due 5/01/2033                                                          1,041
                  -----------------------------------------------------------------------------------------------------------------
                      500  Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds,
                           6.375% due 5/01/2038                                                                                 496
                  -----------------------------------------------------------------------------------------------------------------
                    1,250  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                           (Adventist Health System), Series C, 5.25% due 11/15/2036                                          1,275
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company),
                           AMT, Series A, 7.125% due 4/01/2030                                                                1,047
                  -----------------------------------------------------------------------------------------------------------------
                    1,750  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company),
                           AMT, Series B, 7.125% due 4/01/2030                                                                1,833
                  -----------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (In Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,200  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center
                           Project), Series A, 5.25% due 7/01/2037                                                         $  1,210
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
                           (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036                                         1,046
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
                           (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (i)                                     1,062
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
                           (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036                                         2,092
                  -----------------------------------------------------------------------------------------------------------------
                      410  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
                           (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (i)                                       435
                  -----------------------------------------------------------------------------------------------------------------
                    2,050  Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions
                           Project), AMT, 5.875% due 6/01/2031 (a)                                                            2,130
                  -----------------------------------------------------------------------------------------------------------------
                    1,200  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25%
                           due 10/01/2032 (d)                                                                                 1,262
                  -----------------------------------------------------------------------------------------------------------------
                      750  Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1,
                           5.625% due 10/01/2039                                                                                778
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical
                           Center Project), 5% due 8/15/2037 (h)                                                              1,019
                  -----------------------------------------------------------------------------------------------------------------
                    1,520  Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (i)                              1,573
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2,
                           6% due 9/01/2040 (f)(g)                                                                            1,087
                  -----------------------------------------------------------------------------------------------------------------
                      600  Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial Health
                           System), VRDN, Series B, 3.61% due 4/01/2027 (o)                                                     600
                  -----------------------------------------------------------------------------------------------------------------
                      750  Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90%
                           due 9/01/2040 (f)(g)                                                                                 796
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (i)                         1,024
                  -----------------------------------------------------------------------------------------------------------------
                    2,320  Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin Memorial
                           Medical Center), Series A, 5.875% due 11/15/2012 (m)                                               2,573
                  -----------------------------------------------------------------------------------------------------------------
                    1,435  Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (h)           1,439
                  -----------------------------------------------------------------------------------------------------------------
                    2,495  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5.25%
                           due 7/01/2026 (d)                                                                                  2,648
                  -----------------------------------------------------------------------------------------------------------------
                    3,450  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5%
                           due 7/01/2033 (d)                                                                                  3,534
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT, Series A, 5.55%
                           due 10/01/2049 (f)(g)                                                                              1,057
                  -----------------------------------------------------------------------------------------------------------------
                    1,250  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (i)             1,315
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Middle Village Community Development District, Florida, Special Assessment Bonds, Series A,
                           6% due 5/01/2035                                                                                   1,020
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                           Series A, 6.25% due 5/01/2037                                                                        980
                  -----------------------------------------------------------------------------------------------------------------
                      975  Oak Creek, Florida, Community Development District, Special Assessment Bonds,
                           5.80% due 5/01/2035                                                                                  974
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (In Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $   975  Old Palm Community Development District, Florida, Special Assessment Bonds (Palm Beach
                           Gardens), Series A, 5.90% due 5/01/2035                                                         $    940
                  -----------------------------------------------------------------------------------------------------------------
                      500  Orange County, Florida, Health Facilities Authority, First Mortgage Revenue Bonds (Orlando
                           Lutheran Towers), 5.50% due 7/01/2038                                                                475
                  -----------------------------------------------------------------------------------------------------------------
                    2,705  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional
                           Healthcare), 6% due 12/01/2012 (m)                                                                 3,001
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (d)                          1,028
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                           5% due 7/01/2035 (b)                                                                               1,535
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                           (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                                1,011
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                           Assessment Bonds, 6.25% due 5/01/2034                                                              1,036
                  -----------------------------------------------------------------------------------------------------------------
                      930  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                           Assessment Bonds, Series A, 6.95% due 5/01/2033                                                      979
                  -----------------------------------------------------------------------------------------------------------------
                      925  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                           5.50% due 10/01/2027 (d)                                                                             983
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2029 (d)                      1,024
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (h)                      1,026
                  -----------------------------------------------------------------------------------------------------------------
                      500  Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                           6.75% due 5/01/2032                                                                                  532
                  -----------------------------------------------------------------------------------------------------------------
                      985  Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                           6.375% due 5/01/2034                                                                               1,014
                  -----------------------------------------------------------------------------------------------------------------
                    2,080  Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist Health
                           System-Sunbelt), 7% due 10/01/2014 (k)                                                             2,470
                  -----------------------------------------------------------------------------------------------------------------
                       45  Reunion East Community Development District, Florida, Special Assessment, Series B,
                           5.90% due 11/01/2007                                                                                  45
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2028 (b)           1,048
                  -----------------------------------------------------------------------------------------------------------------
                      900  South Florida Water Management District, COP, 5% due 10/01/2036 (b)                                  921
                  -----------------------------------------------------------------------------------------------------------------
                      970  South Kendall, Florida, Community Development District, Special Assessment Bonds, Series A,
                           5.90% due 5/01/2035                                                                                  956
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                           5.80% due 10/01/2034                                                                               1,024
                  -----------------------------------------------------------------------------------------------------------------
                      995  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                           6.375% due 10/01/2034                                                                              1,045
                  -----------------------------------------------------------------------------------------------------------------
                      215  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                           Refunding Bonds, Series B, 5.50% due 11/01/2010                                                      215
                  -----------------------------------------------------------------------------------------------------------------
                       40  Stoneybrook West, Florida, Community Development District, Special Assessment Revenue Bonds,
                           Series B, 6.45% due 5/01/2010                                                                         40
                  -----------------------------------------------------------------------------------------------------------------
                      850  Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%
                           due 5/01/2027                                                                                        850
                  -----------------------------------------------------------------------------------------------------------------
                    1,600  University of Central Florida, COP (UCF Convocation Center), Series A, 5% due 10/01/2035 (d)       1,631
                  -----------------------------------------------------------------------------------------------------------------
                    2,860  University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                           due 10/01/2034 (d)                                                                                 2,971
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5%
                           due 11/01/2032 (d)                                                                                 1,036
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                           due 10/01/2028 (i)                                                                                 1,035
                  -----------------------------------------------------------------------------------------------------------------
                    1,425  Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds,
                           Series A, 6.75% due 5/01/2012 (m)                                                                  1,597
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (In Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,000  Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                           Series A, 5% due 6/01/2035 (c)                                                                  $  1,028
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Watergrass Community Development District, Florida, Special Assessment Revenue Bonds,
                           Series B, 5.125% due 11/01/2014                                                                      937
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey          1,500  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                                   1,537
- 2.5%            -----------------------------------------------------------------------------------------------------------------
                    1,020  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                                   1,072
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico         1,365  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
- 2.3%                     Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026           1,441
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                           Series I, 5% due 7/01/2036                                                                         1,007
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds  (Cost - $87,771) - 86.0%                                                   90,979
-----------------------------------------------------------------------------------------------------------------------------------

                           Municipal Bonds Held in Trust (q)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 21.2%     7,235  Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25% due 7/01/2010 (d)(m)      7,814
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation),
                           Series A, 6.25% due 7/01/2010 (d)(m)                                                               5,401
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport),
                           AMT, Series A, 5% due 10/01/2040 (j)                                                               2,002
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2,
                           5.25% due 2/01/2026 (d)                                                                            2,100
                  -----------------------------------------------------------------------------------------------------------------
                    4,640  South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (i)        5,069
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds Held in Trust (Cost - $21,799) - 21.2%                                      22,386
-----------------------------------------------------------------------------------------------------------------------------------

                            Shares
                              Held Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                      211  BlackRock Florida Insured Municipal 2008 Term Trust (l)                                            3,097
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Mutual Funds  (Cost - $3,495) - 2.9%                                                         3,097
-----------------------------------------------------------------------------------------------------------------------------------

                           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        5  CMA Florida Municipal Money Fund, 2.81% (l)(n)                                                         5
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Short-Term Securities  (Cost - $5) - 0.0%                                                        5
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Investments  (Cost - $113,070*)  - 110.1%                                                  116,467

                           Liabilities in Excess of Other Assets - (0.1%)                                                       (76)

                           Liability for Trust Certificates, Including Interest Expense Payable - (10.0%)                   (10,571)
                                                                                                                           ---------
                           Net Assets - 100.0%                                                                             $105,820
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 103,539
                                                                      =========
      Gross unrealized appreciation                                   $   3,252
      Gross unrealized depreciation                                        (761)
                                                                      ---------
      Net unrealized appreciation                                     $   2,491
                                                                      =========

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (In Thousands)

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i)   MBIA Insured.
(j)   XL Capital Insured.
(k)   Escrowed to maturity.
(l) Investments in companies considered to be an affiliate of the Fund, for purpose of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                Purchase        Sales        Realized        Dividend
      Affiliate                                   Cost           Cost         Gains           Income
      -----------------------------------------------------------------------------------------------
      BlackRock Florida Insured Municipal
        2008 Term Trust                            --             --            --             $24

      CMA Florida Municipal
        Money Fund                                 --             --            --              -- +
      -----------------------------------------------------------------------------------------------
      +     Amount is less than $1,000.

(m)   Prerefunded.
(n)   Represents the current yield as of October 31, 2007.
(o) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(p) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of October 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------
                                                                              Notional      Unrealized
                                                                               Amount      Appreciation
      -------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.855% and receive a floating rate based on
      1-week (SIFMA) Municipal Swap Index rate

      Broker, Lehman Brothers Special Finance
      Expires December 2022                                                   $ 5,400          $ 7
      -------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey        $ 2,000  Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff
- 81.4%                    Township Board of Education Project), 5% due 4/01/2032                                          $  2,077
                  -----------------------------------------------------------------------------------------------------------------
                    1,850  Burlington County, New Jersey, Bridge Commission, EDR (The Evergreens Project),
                           Refunding, 5.625% due 1/01/2038                                                                    1,825
                  -----------------------------------------------------------------------------------------------------------------
                      340  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                           Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010                      345
                  -----------------------------------------------------------------------------------------------------------------
                      100  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                           Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009                      101
                  -----------------------------------------------------------------------------------------------------------------
                      875  Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                                  905
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Delaware River and Bay Authority, Revenue Refunding Bonds, 5% due 1/01/2028 (j)                    1,039
                  -----------------------------------------------------------------------------------------------------------------
                    2,450  Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                           Bridge Revenue Refunding Bonds, 5% due 7/01/2024                                                   2,517
                  -----------------------------------------------------------------------------------------------------------------
                      350  Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Refunding Bonds
                           (Port District Project), Series A, 5.20% due 1/01/2027 (h)                                           365
                  -----------------------------------------------------------------------------------------------------------------
                    2,170  Essex County, New Jersey, Improvement Authority, Airport Revenue Refunding Bonds,
                           AMT, 5% due 11/01/2025 (j)                                                                         2,225
                  -----------------------------------------------------------------------------------------------------------------
                    4,135  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                           Series B, 5.24% due 11/01/2027 (h)(s)                                                              1,630
                  -----------------------------------------------------------------------------------------------------------------
                    1,640  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                           Revenue Bonds, Series A, 5.80% due 11/01/2022 (h)                                                  1,856
                  -----------------------------------------------------------------------------------------------------------------
                    2,080  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                           Revenue Bonds, Series A, 5.75% due 11/01/2028 (h)                                                  2,453
                  -----------------------------------------------------------------------------------------------------------------
                   10,000  Garden State Preservation Trust of New Jersey, Revenue Bonds, Series B, 5.17%
                           due 11/01/2024 (h)(s)                                                                              4,608
                  -----------------------------------------------------------------------------------------------------------------
                      250  Gloucester County, New Jersey, Improvement Authority, Lease Revenue Bonds, Series A, 5%
                           due 7/15/2023 (j)                                                                                    261
                  -----------------------------------------------------------------------------------------------------------------
                    2,300  Hopatcong Boro, New Jersey, GO, 5.75% due 8/01/2013 (a)(o)                                         2,558
                  -----------------------------------------------------------------------------------------------------------------
                      169  Knowlton Township, New Jersey, Board of Education, GO, 6.60% due 8/15/2011                           187
                  -----------------------------------------------------------------------------------------------------------------
                      200  Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (j)                                   207
                  -----------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
CABS     Capital Appreciation Bonds
COP      Certificates of Participation
EDA      Economic Development Authority
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,705  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                           (Golf Course Projects), 5.25% due 6/01/2026                                                     $  1,804
                  -----------------------------------------------------------------------------------------------------------------
                    2,970  Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New Brunswick
                           Apartments Rental Housing), AMT, 5.15% due 2/01/2024 (g)                                           2,996
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich Center
                           Hotel/Conference Project), Series A, 5% due 1/01/2015                                              1,012
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich Center
                           Hotel/Conference Project), Series A, 5% due 1/01/2020                                                984
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding Bonds
                           (Amerada Hess Corporation), 6.05% due 9/15/2034                                                    1,037
                  -----------------------------------------------------------------------------------------------------------------
                      520  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                                    528
                  -----------------------------------------------------------------------------------------------------------------
                      790  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                                     828
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (c)                               1,086
                  -----------------------------------------------------------------------------------------------------------------
                      125  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                                     129
                  -----------------------------------------------------------------------------------------------------------------
                    3,845  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                                   4,041
                  -----------------------------------------------------------------------------------------------------------------
                      875  New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024                  916
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032                  516
                  -----------------------------------------------------------------------------------------------------------------
                      115  New Jersey EDA, EDR, Refunding (Burlington Coat Factory), 6.125% due 9/01/2010                       115
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District
                           Project), 6.50% due 4/01/2028                                                                      2,837
                  -----------------------------------------------------------------------------------------------------------------
                    6,500  New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5% due 12/01/2024 (a)               6,796
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20% due 12/01/2009 (o)                               3,213
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%
                           due 1/01/2037                                                                                      1,001
                  -----------------------------------------------------------------------------------------------------------------
                    1,330  New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%
                           due 11/01/2031                                                                                     1,359
                  -----------------------------------------------------------------------------------------------------------------
                    1,630  New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series B, 5.75%
                           due 11/01/2031                                                                                     1,628
                  -----------------------------------------------------------------------------------------------------------------
                      585  New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A, 5.30%
                           due 1/01/2010                                                                                        595
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
                           Homestead Project), Series A, 5.80% due 11/01/2031                                                 1,527
                  -----------------------------------------------------------------------------------------------------------------
                    1,250  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014                  1,284
                  -----------------------------------------------------------------------------------------------------------------
                    1,675  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95% due 7/01/2021 (j)(s)          904
                  -----------------------------------------------------------------------------------------------------------------
                    2,100  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (j)              2,172
                  -----------------------------------------------------------------------------------------------------------------
                      100  New Jersey EDA, PCR (Public Service Electric & Gas Co.), AMT, Series A, 6.40%
                           due 5/01/2032 (j)                                                                                    101
                  -----------------------------------------------------------------------------------------------------------------
                      425  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                           Series A, 7.25% due 11/15/2011 (o)                                                                   485
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%
                           due 11/15/2026                                                                                     1,419
                  -----------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,100  New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%
                           due 11/15/2036                                                                                  $  1,014
                  -----------------------------------------------------------------------------------------------------------------
                    1,075  New Jersey EDA, Revenue Bonds (American Airlines Inc. Project), AMT, 7.10% due 11/01/2031          1,076
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  New Jersey EDA, Revenue Bonds (Motor Vehicle Commission), Series A, 3.52% due 7/01/2012 (j)(s)     3,346
                  -----------------------------------------------------------------------------------------------------------------
                      780  New Jersey EDA, Revenue Bonds (New Jersey Performing Arts Center Project), Series C, 5.75%
                           due 6/15/2008 (a)                                                                                    789
                  -----------------------------------------------------------------------------------------------------------------
                      350  New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%
                           due 6/15/2037                                                                                        342
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  New Jersey EDA Revenue Bonds (Saint Barnabas Medical Center Project), Series A,
                           5.625% due 7/01/2023 (j)(s)                                                                        1,971
                  -----------------------------------------------------------------------------------------------------------------
                       50  New Jersey EDA, Revenue Refunding Bonds (Health Village 96 Project), 6% due 5/01/2016                 50
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  New Jersey EDA, School Facilities Construction Revenue Bonds, Series G, 5%
                           due 9/01/2013 (a)(o)                                                                               2,687
                  -----------------------------------------------------------------------------------------------------------------
                    1,700  New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5% due 3/01/2030 (h)       1,760
                  -----------------------------------------------------------------------------------------------------------------
                    1,590  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25% due 3/01/2023        1,700
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5% due 9/01/2037 (a)       1,043
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT,
                           Series A, 5.30% due 6/01/2015                                                                      2,058
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 6.25%
                           due 9/15/2019                                                                                      3,022
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A, 5.25%
                           due 3/15/2021 (j)(s)                                                                               1,109
                  -----------------------------------------------------------------------------------------------------------------
                    1,250  New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc.
                           Project), AMT, Series A, 5.25% due 11/01/2032 (a)                                                  1,278
                  -----------------------------------------------------------------------------------------------------------------
                      100  New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc.
                           Project), AMT, Series A, 6.875% due 11/01/2034 (e)                                                   101
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey, Inc.),
                           Series B, 4.50% due 11/01/2025 (a)                                                                 1,005
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Avalon at Hillsborough),
                           AMT, Series A, 6.625% due 7/01/2035                                                                  500
                  -----------------------------------------------------------------------------------------------------------------
                      460  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's Specialized
                           Hospital), Series A, 5.50% due 7/01/2036                                                             465
                  -----------------------------------------------------------------------------------------------------------------
                      750  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical Center),
                           Series A, 5.25% due 7/01/2025                                                                        774
                  -----------------------------------------------------------------------------------------------------------------
                    1,100  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical Center),
                           Series A, 5.125% due 7/01/2035                                                                     1,109
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health System),
                           5.50% due 7/01/2021                                                                                2,059
                  -----------------------------------------------------------------------------------------------------------------
                      455  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health System),
                           5.625% due 7/01/2031                                                                                 466
                  -----------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $   830  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley Hospital
                           Association), 6% due 7/01/2013                                                                  $    452
                  -----------------------------------------------------------------------------------------------------------------
                      250  New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Healthcare
                           Corporation), Series B, 5% due 7/01/2025 (k)                                                         252
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                           Corporation), Series B, 5% due 7/01/2035 (k)                                                         991
                  -----------------------------------------------------------------------------------------------------------------
                    2,650  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Robert Wood Johnson
                           University Hospital), 5.75% due 7/01/2025                                                          2,748
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital), 6%
                           due 7/01/2012 (o)                                                                                  1,649
                  -----------------------------------------------------------------------------------------------------------------
                      405  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
                           Medical Center), 6.25% due 7/01/2012 (o)                                                             451
                  -----------------------------------------------------------------------------------------------------------------
                      505  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City
                           Medical Center), 6.25% due 7/01/2017                                                                 550
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Bayshore
                           Community Hospital), 5.125% due 7/01/2032 (k)                                                      1,501
                  -----------------------------------------------------------------------------------------------------------------
                      600  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Capital
                           Health System Inc.), Series A, 5.75% due 7/01/2023                                                   617
                  -----------------------------------------------------------------------------------------------------------------
                      125  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (General
                           Hospital Center at Passaic), 6.75% due 7/01/2019 (h)(l)                                              151
                  -----------------------------------------------------------------------------------------------------------------
                    3,940  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                           Barnabas Health Care System), Series A, 5% due 7/01/2029                                           3,798
                  -----------------------------------------------------------------------------------------------------------------
                    4,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                           Barnabas Health Care System), Series B, 5.92% due 7/01/2030 (s)                                    1,181
                  -----------------------------------------------------------------------------------------------------------------
                    7,360  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                           Barnabas Health Care System), Series B, 5.72% due 7/01/2036 (s)                                    1,333
                  -----------------------------------------------------------------------------------------------------------------
                    7,000  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                           Barnabas Health Care System), Series B, 5.79% due 7/01/2037 (s)                                    1,191
                  -----------------------------------------------------------------------------------------------------------------
                      150  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                           Joseph's Hospital and Medical Center), Series A, 6% due 7/01/2026 (d)                                152
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                           Jersey Hospital System), 5% due 7/01/2036                                                          1,006
                  -----------------------------------------------------------------------------------------------------------------
                    3,200  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                           Jersey Hospital System), 5% due 7/01/2046                                                          3,202
                  -----------------------------------------------------------------------------------------------------------------
                      805  New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                           (Convention Center), 5.50% due 3/01/2021 (j)                                                         907
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A, 5.50%
                           due 3/01/2020 (j)                                                                                  5,205
                  -----------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $   800  New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
                           Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(o)                                            $    856
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh Dickinson
                           University), Series D, 5.25% due 7/01/2032 (b)                                                     2,955
                  -----------------------------------------------------------------------------------------------------------------
                      750  New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court College
                           Project), Series C, 6.50% due 7/01/2013 (o)                                                          858
                  -----------------------------------------------------------------------------------------------------------------
                      250  New Jersey State Educational Facilities Authority Revenue Bonds (Kean University),
                           Series D, 5.25% due 7/01/2013 (e)(o)                                                                 271
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
                           due 7/01/2032 (e)                                                                                    523
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey State Educational Facilities Authority Revenue Bonds (Kean University), Series D, 5%
                           due 7/01/2039 (e)                                                                                    520
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University),
                           Series F, 5% due 7/01/2011 (e)(o)                                                                    526
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey State Educational Facilities Authority Revenue Bonds (New Jersey Institute of
                           Technology), Series G, 5.25% due 7/01/2019 (j)                                                     1,050
                  -----------------------------------------------------------------------------------------------------------------
                    1,120  New Jersey State Educational Facilities Authority Revenue Bonds (Public Library Project Grant
                           Issue), Series A, 5.50% due 9/01/2019 (a)                                                          1,207
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton College),
                           Series F, 5% due 7/01/2031 (j)                                                                       521
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey State Educational Facilities Authority Revenue Bonds (Rider University),
                           Series A, 5.125% due 7/01/2028 (k)                                                                 1,008
                  -----------------------------------------------------------------------------------------------------------------
                      650  New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                           Series C, 5% due 7/01/2014 (j)(o)                                                                    702
                  -----------------------------------------------------------------------------------------------------------------
                      715  New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                           Series C, 5.125% due 7/01/2014 (j)(o)                                                                778
                  -----------------------------------------------------------------------------------------------------------------
                      500  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Georgian Court
                           University), Series D, 5% due 7/01/2033                                                              492
                  -----------------------------------------------------------------------------------------------------------------
                    3,650  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (New Jersey
                           Institute of Technology), Series B, 5% due 7/01/2016 (a)                                           3,879
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College),
                           Series I, 4.25% due 7/01/2036 (a)                                                                    954
                  -----------------------------------------------------------------------------------------------------------------
                    2,200  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
                           Series B, 4.25% due 7/01/2034 (e)                                                                  2,086
                  -----------------------------------------------------------------------------------------------------------------
                       30  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
                           Series C, 5% due 7/01/2011 (e)(o)                                                                     32
                  -----------------------------------------------------------------------------------------------------------------
                       70  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
                           Series C, 5% due 7/01/2031 (e)                                                                        72
                  -----------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,850  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Stevens
                           Institute of Technology), Series A, 5% due 7/01/2034                                            $  1,815
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  New Jersey State, GO, 5.75% due 5/01/2012                                                          2,721
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2014                                     3,269
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  New Jersey State, GO, Refunding, Series N, 5.50% due 7/15/2017 (e)                                 3,376
                  -----------------------------------------------------------------------------------------------------------------
                       15  New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds, AMT,
                           Series A, 5.30% due 6/01/2017 (a)                                                                     15
                  -----------------------------------------------------------------------------------------------------------------
                      750  New Jersey State Highway Authority, Garden State Parkway, Senior General Revenue Refunding
                           Bonds, 6.20% due 1/01/2010 (l)                                                                       771
                  -----------------------------------------------------------------------------------------------------------------
                    2,175  New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds,
                           Series A, 4.70% due 11/01/2025 (h)                                                                 2,189
                  -----------------------------------------------------------------------------------------------------------------
                      195  New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding Bonds,
                           Series B, 6.15% due 11/01/2020 (h)                                                                   202
                  -----------------------------------------------------------------------------------------------------------------
                      940  New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding Bonds,
                           Series B, 6.25% due 11/01/2026 (h)                                                                   971
                  -----------------------------------------------------------------------------------------------------------------
                    4,400  New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds,
                           AMT, Series T, 4.65% due 10/01/2032                                                                4,134
                  -----------------------------------------------------------------------------------------------------------------
                    2,900  New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds,
                           AMT, Series T, 4.70% due 10/01/2037                                                                2,727
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                           Series A, 6.125% due 9/15/2009 (a)(o)                                                              1,571
                  -----------------------------------------------------------------------------------------------------------------
                    2,820  New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation System,
                           Series A, 5.75% due 6/15/2020                                                                      3,212
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
                           Series A, 6% due 6/15/2010 (o)                                                                     2,660
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
                           Series A, 4.75% due 12/15/2037                                                                     3,036
                  -----------------------------------------------------------------------------------------------------------------
                    1,380  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
                           Series C, 5.05% due 12/15/2035 (a)(s)                                                                358
                  -----------------------------------------------------------------------------------------------------------------
                    1,230  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds,
                           Series D, 5% due 6/15/2020                                                                         1,300
                  -----------------------------------------------------------------------------------------------------------------
                    1,560  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
                           Bonds, Series B, 6.50% due 6/15/2010 (j)                                                           1,677
                  -----------------------------------------------------------------------------------------------------------------
                      940  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
                           Bonds, Series B, 6.50% due 6/15/2010 (j)(l)                                                        1,012
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
                           Bonds, Series B, 6% due 12/15/2011 (j)(o)                                                          2,738
                  -----------------------------------------------------------------------------------------------------------------
                    1,800  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
                           Bonds, Series B, 5.50% due 12/15/2021 (j)                                                          2,045
                  -----------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,510  New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                           due 1/01/2035 (a)(s)                                                                            $  1,088
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due 1/01/2030 (h)        2,593
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5%
                           due 1/01/2027 (e)                                                                                  1,036
                  -----------------------------------------------------------------------------------------------------------------
                       80  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                           due 1/01/2016                                                                                         91
                  -----------------------------------------------------------------------------------------------------------------
                    2,955  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                           due 1/01/2016 (j)(l)                                                                               3,403
                  -----------------------------------------------------------------------------------------------------------------
                      545  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                           due 1/01/2016 (j)                                                                                    626
                  -----------------------------------------------------------------------------------------------------------------
                      420  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                           due 1/01/2016 (l)                                                                                    484
                  -----------------------------------------------------------------------------------------------------------------
                      945  Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community Urban
                           Renewal), Series A, 5.20% due 6/01/2030 (f)(i)                                                       984
                  -----------------------------------------------------------------------------------------------------------------
                    5,025  Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal, Additional
                           Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects),
                           4.375% due 1/01/2037 (j)                                                                           4,868
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series A, 5.41%
                           due 8/01/2021 (j)(s)                                                                               2,726
                  -----------------------------------------------------------------------------------------------------------------
                    1,475  Northern Burlington County Regional School District, New Jersey, GO, Refunding, 4.25%
                           due 3/01/2030 (j)                                                                                  1,424
                  -----------------------------------------------------------------------------------------------------------------
                      400  Old Bridge Township, New Jersey, Board of Education, GO, 5% due 7/15/2011 (j)(o)                     421
                  -----------------------------------------------------------------------------------------------------------------
                      300  Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.413% due 7/01/2012 (h)(s)               244
                  -----------------------------------------------------------------------------------------------------------------
                    1,250  Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.50% due 7/01/2035 (h)(s)              1,020
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 85th Series, 5.20%
                           due 9/01/2018                                                                                      1,084
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series, 6.125%
                           due 6/01/2094                                                                                      1,161
                  -----------------------------------------------------------------------------------------------------------------
                    7,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                           International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2009 (j)                           7,366
                  -----------------------------------------------------------------------------------------------------------------
                    1,750  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                           International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (j)                           1,913
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                           International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2022 (j)                           2,043
                  -----------------------------------------------------------------------------------------------------------------
                    2,850  Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                           (Versatile Structure Obligation), VRDN, Series 5, 3.46% due 8/01/2024 (p)                          2,850
                  -----------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $   605  Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building
                           Project), 5.375% due 8/15/2028 (h)                                                              $    656
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20%
                           due 1/01/2023                                                                                      1,528
                  -----------------------------------------------------------------------------------------------------------------
                    1,145  Summit, New Jersey, GO, Refunding, 5.25% due 6/01/2014                                             1,254
                  -----------------------------------------------------------------------------------------------------------------
                    1,445  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                           due 6/01/2013 (o)                                                                                  1,689
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds, Series 1A, 5%
                           due 6/01/2041                                                                                      3,425
                  -----------------------------------------------------------------------------------------------------------------
                      500  Union County, New Jersey, Improvement Authority, Lease Revenue Bonds (Madison Redevelopment
                           Project), 5% due 3/01/2025 (h)                                                                       519
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding  Bonds
                           (Ogden Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)                       2,088
                  -----------------------------------------------------------------------------------------------------------------
                      250  University of Medicine and Dentistry of New Jersey, COP, 5% due 4/15/2022 (a)                        261
                  -----------------------------------------------------------------------------------------------------------------
                      250  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.125%
                           due 12/01/2022 (a)                                                                                   263
                  -----------------------------------------------------------------------------------------------------------------
                    1,030  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                           due 12/01/2027 (a)                                                                                 1,099
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5%
                           due 12/01/2031 (a)                                                                                 1,542
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.6%           600  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2013 (o)           695
                  -----------------------------------------------------------------------------------------------------------------
                      150  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033               160
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds,
                           5.875% due 7/01/2035                                                                               1,023
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico         3,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds,
- 8.0%                     Series B, 6% due 7/01/2010 (o)                                                                     3,224
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                           Refunding Bonds, Series D, 5.375% due 7/01/2012 (o)                                                1,079
                  -----------------------------------------------------------------------------------------------------------------
                      660  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                           Refunding Bonds, Series K, 5% due 7/01/2015 (o)                                                      720
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  Puerto Rico Commonwealth, Public Improvement, GO, 5.50% due 7/01/2019 (h)                          5,664
                  -----------------------------------------------------------------------------------------------------------------
                      500  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                      518
                  -----------------------------------------------------------------------------------------------------------------
                    1,170  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                           due 7/01/2010 (h)(o)                                                                               1,237
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2032             4,076
                  -----------------------------------------------------------------------------------------------------------------
                    1,345  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities Financing
                           Authority, Special Facilities Revenue Bonds (American Airlines Inc.), Series A, 6.45%
                           due 12/01/2025                                                                                     1,351
                  -----------------------------------------------------------------------------------------------------------------
                    1,250  Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (h)                           1,325
                  -----------------------------------------------------------------------------------------------------------------
                    3,740  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                           Series E, 5.50% due 2/01/2012 (o)                                                                  4,025
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin       $ 1,400  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 0.8%             Project), AMT, 6.50% due 7/01/2021                                                              $  1,486
                  -----------------------------------------------------------------------------------------------------------------
                      750  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                           Refinery), AMT, 5.875% due 7/01/2022                                                                 781
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds (Cost - $256,065) - 90.8%                                                  263,735
-----------------------------------------------------------------------------------------------------------------------------------

                           Municipal Bonds Held in Trust (q)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey         15,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
- 7.2%                     due 1/01/2026 (h)                                                                                 15,570
                  -----------------------------------------------------------------------------------------------------------------
                    5,540  New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, AMT, Series A,
                           4.85% due 11/01/2030 (e)                                                                           5,377
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico         1,600  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
- 3.7%                     Bonds, Series A, 5.375% due 10/01/2016                                                             1,698
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2017                                                              2,127
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2018                                                              2,124
                  -----------------------------------------------------------------------------------------------------------------
                    2,600  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2019                                                              2,750
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2020                                                              1,058
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.375% due 10/01/2024                                                             1,055
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds Held in Trust (Cost - $30,817) - 10.9%                                      31,759
-----------------------------------------------------------------------------------------------------------------------------------

                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Multi-State         1,000  Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (r)                                          1,037
- 4.0%            -----------------------------------------------------------------------------------------------------------------
                    4,000  Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (r)                                          4,340
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  Munimae TE Bond Subsidiary LLC, 6.875% due 6/30/2049 (r)                                           4,162
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Munimae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (r)                                            2,173
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Corporate Bonds (Cost - $10,989) - 4.0%                                                     11,712
-----------------------------------------------------------------------------------------------------------------------------------

                           Shares
                             Held Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                      480  CMA New Jersey Municipal Money Fund, 2.88% (m)(n)                                                    480
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Short-Term Securities (Cost - $480) - 0.2%                                                     480
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Investments  (Cost - $298,351*) - 105.9%                                                   307,686

                           Other Assets Less Liabilities - 1.2%                                                               3,505

                           Liability for Trust Certificates, Including Interest Expense Payable - (7.1%)                    (20,623)
                                                                                                                           --------
                           Net Assets - 100.0%                                                                             $290,568
                                                                                                                           ========

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 277,483
                                                                      =========
      Gross unrealized appreciation                                   $  12,803
      Gross unrealized depreciation                                      (3,018)
                                                                      ---------
      Net unrealized appreciation                                     $   9,785
                                                                      =========

(a)   AMBAC Insured.
(b)   ACA Insured.
(c)   Assured Guaranty Insured.
(d)   Connie Lee Insured.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FNMA Collateralized.
(h)   FSA Insured.
(i)   GNMA Collateralized.
(j)   MBIA Insured.
(k)   Radian Insured.
(l)   Escrowed to maturity.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                (2,399)           $5
      --------------------------------------------------------------------------

(n)   Represents the current yield as of October 31, 2007.
(o)   Prerefunded.
(p) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(r) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(s) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania      $11,880  Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5% due 11/01/2016 (e)               $ 12,684
- 65.6%           -----------------------------------------------------------------------------------------------------------------
                    5,875  Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5% due 11/01/2021 (e)                  6,196
                  -----------------------------------------------------------------------------------------------------------------
                    7,000  Allegheny County, Pennsylvania, Hospital Development Authority, Health Center
                           Revenue Bonds (University of Pittsburgh Medical Center Health System),
                           Series B, 6% due 7/01/2025 (i)                                                                     8,298
                  -----------------------------------------------------------------------------------------------------------------
                    3,120  Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue
                           Refunding Bonds (West Penn Allegheny Health System), Series A, 5.375% due 11/15/2040               2,997
                  -----------------------------------------------------------------------------------------------------------------
                    3,975  Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding Bonds
                           (MPB Associates Project), 7.70% due 12/01/2013 (g)                                                 4,444
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds,
                           5.50% due 11/01/2016                                                                               1,034
                  -----------------------------------------------------------------------------------------------------------------
                    1,500  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds
                           (USX Corporation), 6.10% due 7/15/2020                                                             1,529
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds (Residential Resources Inc.
                           Project), 5.125% due 9/01/2031                                                                       957
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue Bonds
                           (Waterfront Project), Series A, 6.30% due 12/15/2010 (j)                                           1,083
                  -----------------------------------------------------------------------------------------------------------------
                      260  Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue Bonds,
                           AMT, Series TT, 5% due 5/01/2035 (f)                                                                 256
                  -----------------------------------------------------------------------------------------------------------------
                    6,685  Berks County, Pennsylvania, GO, 5.375% due 11/15/2028 (b)                                          6,779
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Bradford County, Pennsylvania, IDA, Solid Waste Disposal Revenue Refunding Bonds
                           (International Paper Company Project), AMT, Series B, 5.20% due 12/01/2019                           997
                  -----------------------------------------------------------------------------------------------------------------
                      770  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                           Series A, 5.90% due 1/01/2027                                                                        775
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village Project),
                           Series A, 6% due 10/01/2012 (j)                                                                    1,112
                  -----------------------------------------------------------------------------------------------------------------
                      500  Chester County, Pennsylvania, Health and Education Facilities Authority, Revenue Refunding
                           Bonds (Devereux Foundation), 5% due 11/01/2031                                                       497
                  -----------------------------------------------------------------------------------------------------------------
                    3,800  Chester County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
                           Project), AMT, Series A, 5% due 2/01/2040 (e)                                                      3,788
                  -----------------------------------------------------------------------------------------------------------------
                   13,085  Coatesville, Pennsylvania, School District, GO, 5% due 8/01/2025 (g)                              13,786
                  -----------------------------------------------------------------------------------------------------------------
                    9,215  Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Series A, 5% due 6/01/2025 (g)      9,647
                  -----------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
S/F       Single-Family

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,000  Dauphin County, Pennsylvania, General Authority, Hospital Revenue Refunding Bonds (Hapsco
                           Group - Western Pennsylvania Hospital Project), Series B, 6.25% due 7/01/2016 (d)(i)            $  1,111
                  -----------------------------------------------------------------------------------------------------------------
                    6,795  Delaware County, Pennsylvania, Authority Revenue Bonds (Haverford College), 5.75%
                           due 11/15/2025                                                                                     7,209
                  -----------------------------------------------------------------------------------------------------------------
                    6,000  Delaware County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Crozer-Chester
                           Medical Center), 5% due 12/15/2031                                                                 5,733
                  -----------------------------------------------------------------------------------------------------------------
                    3,375  Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
                           Project), AMT, Series A, 5% due 11/01/2038 (e)                                                     3,384
                  -----------------------------------------------------------------------------------------------------------------
                    5,670  Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
                           Project), AMT, Series C, 5% due 2/01/2035 (e)                                                      5,687
                  -----------------------------------------------------------------------------------------------------------------
                    3,400  Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Philadelphia Suburban
                           Water), 6% due 6/01/2029 (e)                                                                       3,533
                  -----------------------------------------------------------------------------------------------------------------
                    8,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                           due 1/01/2016 (g)                                                                                  8,362
                  -----------------------------------------------------------------------------------------------------------------
                    8,930  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (Port District
                           Project), Series B, 5.70% due 1/01/2022 (g)                                                        9,280
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,
                           5.75% due 7/01/2032                                                                                1,160
                  -----------------------------------------------------------------------------------------------------------------
                   10,000  Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Refunding
                           Bonds, Series A, 5.50% due 6/01/2037                                                              11,482
                  -----------------------------------------------------------------------------------------------------------------
                    3,180  East Stroudsburg, Pennsylvania, Area School District, GO, Refunding, 5% due 9/01/2025 (g)          3,352
                  -----------------------------------------------------------------------------------------------------------------
                    3,700  East Stroudsburg, Pennsylvania, Area School District, GO, Series A, 7.75% due 9/01/2027 (e)        4,795
                  -----------------------------------------------------------------------------------------------------------------
                    5,030  Erie County, Pennsylvania, Hospital Authority Revenue Bonds (Hamot Health Foundation),
                           5% due 11/01/2037 (c)                                                                              5,121
                  -----------------------------------------------------------------------------------------------------------------
                      500  Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds (Fulton County Medical Center
                           Project), 5.90% due 7/01/2040                                                                        494
                  -----------------------------------------------------------------------------------------------------------------
                    4,600  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General Hospital
                           Project), Series A, 5% due 3/15/2036                                                               4,624
                  -----------------------------------------------------------------------------------------------------------------
                    1,550  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes Project),
                           5% due 11/01/2026                                                                                  1,570
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes Project),
                           5% due 11/01/2031                                                                                  3,009
                  -----------------------------------------------------------------------------------------------------------------
                    3,695  Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Masonic Homes Project),
                           5% due 11/01/2036                                                                                  3,689
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Lebanon County, Pennsylvania, Health Facilities Authority, Health Center Revenue Bonds
                           (Pleasant View Retirement Project), Series A, 5.30% due 12/15/2026                                   940
                  -----------------------------------------------------------------------------------------------------------------
                    2,250  Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding Bonds
                           (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2013 (j)                                      2,447
                  -----------------------------------------------------------------------------------------------------------------
                    1,300  Lehigh County, Pennsylvania, General Purpose Authority, Revenue Refunding Bonds (Kids Peace
                           Corporation), 5.70% due 11/01/2009 (a)                                                             1,323
                  -----------------------------------------------------------------------------------------------------------------
                    3,460  Lower Merion, Pennsylvania, School District, GO, 5% due 9/01/2025                                  3,658
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 3,635  Lower Merion, Pennsylvania, School District, GO, 5% due 9/01/2026                               $  3,837
                  -----------------------------------------------------------------------------------------------------------------
                    9,580  Lower Merion, Pennsylvania, School District, GO, 5% due 9/01/2032                                 10,011
                  -----------------------------------------------------------------------------------------------------------------
                    6,000  McKeesport, Pennsylvania, Area School District, GO, Refunding, Series A, 5% due 10/01/2024 (g)     6,283
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston Hospital),
                           6.20% due 1/01/2011 (j)(k)                                                                         1,088
                  -----------------------------------------------------------------------------------------------------------------
                    2,550  Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston Hospital),
                           6.40% due 1/01/2011 (j)(k)                                                                         2,790
                  -----------------------------------------------------------------------------------------------------------------
                    2,300  Mifflin County, Pennsylvania, School District, GO, 7.50% due 9/01/2022 (o)                         2,930
                  -----------------------------------------------------------------------------------------------------------------
                    4,140  Monroe County, Pennsylvania, Hospital Authority Revenue Refunding Bonds (Pocono Medical
                           Center), 5.125% due 1/01/2037                                                                      3,968
                  -----------------------------------------------------------------------------------------------------------------
                    9,000  Montgomery County, Pennsylvania, Higher Education and Health Authority, Revenue Refunding Bonds
                           (Holy Redeemer Health System Project), Series A, 5.25% due 10/01/2027 (b)                          9,098
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Foulkeways at Gwynedd Project),
                           Series A, 5% due 12/01/2024                                                                          974
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  Northampton County, Pennsylvania, General Purpose Authority, Higher Education Revenue
                           Refunding Bonds (Lehigh University), 4.50% due 11/15/2036 (i)                                      4,842
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
                           Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (e)                                          2,511
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Pennsylvania Convention Center Authority Revenue Bonds, Series A, 6.70% due 9/01/2016 (d)(e)       1,152
                  -----------------------------------------------------------------------------------------------------------------
                      300  Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds
                           (Waste Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027                                 290
                  -----------------------------------------------------------------------------------------------------------------
                   13,155  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 63A, 5.50%
                           due 4/01/2030 (l)                                                                                  3,765
                  -----------------------------------------------------------------------------------------------------------------
                    1,045  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 66A, 5.65% due 4/01/2029       1,062
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 73A, 5.45% due 10/01/2032      2,083
                  -----------------------------------------------------------------------------------------------------------------
                      600  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75% due 4/01/2031        572
                  -----------------------------------------------------------------------------------------------------------------
                    6,500  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 96A, 4.70% due 10/01/2037      6,056
                  -----------------------------------------------------------------------------------------------------------------
                    6,700  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.65% due 10/01/2031      6,277
                  -----------------------------------------------------------------------------------------------------------------
                    4,800  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A, 5.25% due 10/01/2032      4,847
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  Pennsylvania State, GO, First Series, 5% due 10/01/2026                                            5,245
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  Pennsylvania State, GO, Refunding, Third Series, 5.375% due 7/01/2017 (g)                          3,348
                  -----------------------------------------------------------------------------------------------------------------
                   15,000  Pennsylvania State, GO, Second Series, 5% due 3/01/2023                                           15,858
                  -----------------------------------------------------------------------------------------------------------------
                    3,140  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 5% due 6/15/2025 (i)     3,301
                  -----------------------------------------------------------------------------------------------------------------
                    3,300  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 5% due 6/15/2026 (i)     3,462
                  -----------------------------------------------------------------------------------------------------------------
                    3,465  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 5% due 6/15/2027 (i)     3,629
                  -----------------------------------------------------------------------------------------------------------------
                    7,400  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University),
                           Series A, 5% due 5/01/2037 (i)                                                                     7,683
                  -----------------------------------------------------------------------------------------------------------------
                      155  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Lafayette College
                           Project), 6% due 5/01/2030                                                                           163
                  -----------------------------------------------------------------------------------------------------------------
                      500  Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                           (Widener University), 5.375% due 7/15/2029                                                           508
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 8,000  Pennsylvania State, IDA, EDR, Refunding, 5.50% due 7/01/2016 (b)                                $  8,683
                  -----------------------------------------------------------------------------------------------------------------
                    9,000  Pennsylvania State Public School Building Authority, Revenue Refunding Bonds (The School
                           District of Philadelphia Project), Series B, 5% due 6/01/2024 (g)                                  9,462
                  -----------------------------------------------------------------------------------------------------------------
                    1,980  Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds,
                           Sub-Series B, 5% due 12/01/2023 (b)                                                                2,085
                  -----------------------------------------------------------------------------------------------------------------
                    3,310  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5%
                           due 12/01/2026 (b)                                                                                 3,465
                  -----------------------------------------------------------------------------------------------------------------
                    6,370  Philadelphia, Pennsylvania, Authority for IDR (American College of Physicians), 5.50%
                           due 6/15/2020                                                                                      6,538
                  -----------------------------------------------------------------------------------------------------------------
                    8,315  Philadelphia, Pennsylvania, Authority for IDR (American College of Physicians), 5.50%
                           due 6/15/2025                                                                                      8,520
                  -----------------------------------------------------------------------------------------------------------------
                    3,945  Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and Commercial
                           Revenue Bonds (Girard Estate Coal Mining Project), 5.375% due 11/15/2012 (d)                       3,951
                  -----------------------------------------------------------------------------------------------------------------
                    1,650  Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and Commercial
                           Revenue Bonds (Girard Estate Coal Mining Project), 5.50% due 11/15/2016 (d)                        1,653
                  -----------------------------------------------------------------------------------------------------------------
                      500  Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living Revenue Bonds
                           (Rieder House Project), Series A, 6.10% due 7/01/2033                                                516
                  -----------------------------------------------------------------------------------------------------------------
                      500  Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living Revenue Bonds
                           (Saligman House Project), Series C, 6.10% due 7/01/2033                                              516
                  -----------------------------------------------------------------------------------------------------------------
                      980  Philadelphia, Pennsylvania, GO, Series B, 5.90% due 11/15/2009 (e)                                   982
                  -----------------------------------------------------------------------------------------------------------------
                    1,835  Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due 5/15/2020 (d)(i)        2,181
                  -----------------------------------------------------------------------------------------------------------------
                    3,000  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital
                           Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due 12/01/2019 (d)                    3,589
                  -----------------------------------------------------------------------------------------------------------------
                    5,535  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital
                           Revenue Refunding Bonds (Temple University Health System), Series A, 5.50% due 7/01/2030           5,613
                  -----------------------------------------------------------------------------------------------------------------
                    5,900  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.40%
                           due 9/01/2015 (b)                                                                                  5,967
                  -----------------------------------------------------------------------------------------------------------------
                    4,495  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                           due 9/01/2017 (g)                                                                                  4,686
                  -----------------------------------------------------------------------------------------------------------------
                    4,430  Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                           due 9/01/2018 (g)                                                                                  4,619
                  -----------------------------------------------------------------------------------------------------------------
                      415  Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                           Series B, 5% due 4/15/2027 (e)                                                                       423
                  -----------------------------------------------------------------------------------------------------------------
                    1,080  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie
                           Healthcare System), Series A, 5.875% due 12/01/2011 (j)                                            1,184
                  -----------------------------------------------------------------------------------------------------------------
                      320  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie
                           Healthcare System), Series A, 5.875% due 12/01/2031                                                  334
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  South Fork Municipal Authority, Pennsylvania, Hospital Revenue Refunding Bonds (Good Samaritan
                           Medical Center), Series B, 5.375% due 7/01/2016 (i)                                                4,044
                  -----------------------------------------------------------------------------------------------------------------
                      315  Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan Health
                           Obligated), 5.625% due 5/15/2026 (d)                                                                 336
                  -----------------------------------------------------------------------------------------------------------------
                    1,805  Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects
                           and Equipment Program), 6.15% due 12/01/2029 (b)                                                   1,816
                  -----------------------------------------------------------------------------------------------------------------
                    2,500  Washington County, Pennsylvania, IDA, PCR (West Penn Power), Refunding,
                           Series G, 6.05% due 4/01/2014 (b)                                                                  2,505
                  -----------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $ 1,200  Washington County, Pennsylvania, Redevelopment Authority, Tax Allocation Revenue Bonds
                           (Victory Centre Project-Tanger), Series A, 5.45% due 7/01/2035                                  $  1,178
                  -----------------------------------------------------------------------------------------------------------------
                    7,715  West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2018 (g)               8,241
                  -----------------------------------------------------------------------------------------------------------------
                    7,550  West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2022 (g)               7,953
                  -----------------------------------------------------------------------------------------------------------------
                    1,800  Wilkes-Barre, Pennsylvania, Financing Authority, Revenue Refunding Bonds
                           (Wilkes University Project), 5% due 3/01/2037                                                      1,754
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.3%           500  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2013 (j)           579
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds,
                           6% due 7/01/2025                                                                                   1,040
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico         1,220  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
- 9.4%                     5.375% due 5/15/2033                                                                               1,217
                  -----------------------------------------------------------------------------------------------------------------
                      685  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds,
                           Series G, 5% due 7/01/2033                                                                           690
                  -----------------------------------------------------------------------------------------------------------------
                    6,300  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                           Refunding Bonds, Series M, 5% due 7/01/2037                                                        6,357
                  -----------------------------------------------------------------------------------------------------------------
                    4,835  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                           Refunding Bonds, Series M, 5% due 7/01/2046                                                        4,849
                  -----------------------------------------------------------------------------------------------------------------
                    7,700  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds,
                           Series B, 5% due 7/01/2041                                                                         7,738
                  -----------------------------------------------------------------------------------------------------------------
                    7,500  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50% due 7/01/2020 (i)     8,529
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032         2,063
                  -----------------------------------------------------------------------------------------------------------------
                    5,260  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034                       5,301
                  -----------------------------------------------------------------------------------------------------------------
                    8,000  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2037                    8,244
                  -----------------------------------------------------------------------------------------------------------------
                      750  Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines), AMT,
                           Series A, 6.25% due 6/01/2026                                                                        748
                  -----------------------------------------------------------------------------------------------------------------
                    2,940  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                           Series D, 5.375% due 7/01/2033                                                                     3,023
                  -----------------------------------------------------------------------------------------------------------------
                    6,915  Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                           Series A, 5.25% due 8/01/2057                                                                      7,144
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin         1,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 0.4%             Project), AMT, 6.50% due 7/01/2021                                                                 1,061
                  -----------------------------------------------------------------------------------------------------------------
                      500  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery),
                           AMT, 6.125% due 7/01/2022                                                                            516
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series A,
                           5% due 7/01/2031                                                                                     981
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds  (Cost - $439,622) - 75.7%                                                 449,329
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                     Face
                   Amount  Municipal Bonds Held in Trust (p)                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania      $40,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
- 14.7%                    due 1/01/2022 (g)                                                                               $ 41,614
                  -----------------------------------------------------------------------------------------------------------------
                   20,010  Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,
                           5.75% due 7/01/2032                                                                               23,219
                  -----------------------------------------------------------------------------------------------------------------
                    5,000  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.25%
                           due 12/01/2019 (b)                                                                                 5,520
                  -----------------------------------------------------------------------------------------------------------------
                    1,600  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50%
                           due 12/01/2031 (b)                                                                                 1,737
                  -----------------------------------------------------------------------------------------------------------------
                   15,000  Philadelphia Pennsylvania Airport Revenue Bonds, 5% due 6/15/2037 (g)                             15,044
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico         1,600  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
- 1.8%                     Bonds, Series A, 5.375% due 10/01/2016                                                             1,698
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2017                                                              2,127
                  -----------------------------------------------------------------------------------------------------------------
                    2,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2018                                                              2,124
                  -----------------------------------------------------------------------------------------------------------------
                    2,760  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2019                                                              2,921
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.50% due 10/01/2020                                                              1,058
                  -----------------------------------------------------------------------------------------------------------------
                    1,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Refunding
                           Bonds, Series A, 5.375% due 10/01/2024                                                             1,055
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds Held in Trust (Cost - $97,496) - 16.5%                                      98,117
-----------------------------------------------------------------------------------------------------------------------------------

                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Multi-State        25,000  Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (m)                                         25,925
- 8.7%            -----------------------------------------------------------------------------------------------------------------
                   10,000  Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (m)                                         10,850
                  -----------------------------------------------------------------------------------------------------------------
                    4,000  Munimae TE Bond Subsidiary LLC, 6.875% due 6/30/2049 (m)                                           4,162
                  -----------------------------------------------------------------------------------------------------------------
                   10,000  Munimae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (m)                                           10,867
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Corporate Bonds (Cost - $48,196) - 8.7%                                                     51,804
-----------------------------------------------------------------------------------------------------------------------------------

                   Shares
                     Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                   53,935  CMA Pennsylvania Municipal Money Fund, 2.88% (h)(n)                                               53,935
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Short-Term Securities  (Cost - $53,935) - 9.1%                                              53,935
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Investments  (Cost - $639,249*)  - 110.0%                                                  653,185

                           Other Assets Less Liabilities - 0.5%                                                               2,927

                           Liability for Trust Certificates, Including Interest Expense Payable - (10.5%)                   (62,549)
                                                                                                                           --------
                           Net Assets - 100.0%                                                                             $593,563
                                                                                                                           ========

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 576,976
                                                                      =========
      Gross unrealized appreciation                                   $  17,898
      Gross unrealized depreciation                                      (3,599)
                                                                      ---------
      Net unrealized appreciation                                     $  14,299
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   Escrowed to maturity.
(e)   FGIC Insured.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Dividend Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund       37,204             $ 231
      --------------------------------------------------------------------------

(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Represent a zero coupon bond; the interest rate shown reflects the effective at the time of purchase.
(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(n)   Represents the current yield as of October 31, 2007.
(o)   XL Capital Insured.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of October 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                                       Notional       Appreciation
                                                                        Amount       (Depreciation)
      ---------------------------------------------------------------------------------------------
      Pay a fixed rate of  3.976% and receive a floating rate
      based on the 1-week Bond Market Association Rate

      Broker, Goldman Sachs & Co.
      Expires November 2017                                            $ 25,000          $(618)

      Pay a fixed rate of 3.663% and pay a floating rate based on 1-week SIFMA Municipal Swap Index Rate

      Broker, Citibank N.A.
      Expires January 2018                                             $  5,000             --

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of October 31, 2007 (Unaudited)        (in Thousands)

                                                                                       Unrealized
                                                                       Notional       Appreciation
                                                                        Amount       (Depreciation)
      ---------------------------------------------------------------------------------------------
      Pay a fixed rate of  3.781% and receive a floating rate
      based on 1-Week (SIFMA) Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires January 2018                                             $ 20,000        $   (166)

      Pay a fixed rate of 3.899% and receive a floating rate based on 1-week Bond Market Association Rate

      Broker, JPMorgan Chase
      Expires August 2019                                              $  3,000             (34)

      Pay a fixed rate of 3.974% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker, Citibank N.A.
      Expires December 2027                                            $ 10,000              (3)

      Pay a fixed rate of 4.0345% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires December 2027                                            $  6,350             (49)
      ---------------------------------------------------------------------------------------------
      Total                                                                            $   (870)
                                                                                       ========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: December 19, 2007